SHARE-BASED COMPENSATION - Share-based compensation expense (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Share-based compensation expense
Pre-tax share-based compensation expense	¥ 22,996	¥ 73,846	¥ 53,032
Income tax benefit	(1,365)	(8,762)
Total share-based compensation expense, net of tax	21,631	65,084	53,032
Cost of revenue
Share-based compensation expense
Pre-tax share-based compensation expense	9,188	20,883	24,758
Selling, general and administrative expenses
Share-based compensation expense
Pre-tax share-based compensation expense	¥ 13,808	¥ 52,963	¥ 28,274